Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	47,255,939	8,682,808
Series E Preferred Stock [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	109,223	121,359
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	16,261,699	5,658,830
Convertible notes [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	27,823,250
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	3,061,767	2,902,619